UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2020
Date of reporting period: June 30, 2020

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2020 (the “period”). The Fund delivered a total return of -11.67%, versus a -3.08% return for the S&P 500®. Only two sectors1 in the S&P 500® reported positive performance during the period; Information Technology (up 16%) and Consumer Discretionary (up 7%). The other strongest, but still negative, performing sector was Communication Services (down less than 1%). The sectors that reported the weakest performance were Energy (down 35%), Financials (down 21%), and Industrials (down 15%).

Detractors from Performance
The Fund’s holdings in the Financials sector were the most significant detractor2 from performance on both an absolute basis and relative to the S&P 500®. This was due to weaker stock selection (down 29%, compared with down 21%) and a higher average weighting in this weak performing sector (36%, versus 13%). Wells Fargo3 (down 51%), Capital One Financial (down 39%), and JPMorgan Chase (down 31%) were the top three detractors, respectively. Additional detractors from the Financials sector included Berkshire Hathaway (down 21%), Bank of New York Mellon (down 22%), and American Express (down 23%).

The Fund’s Energy holdings were another key detractor during the period. The Fund had a very small average weighting in Energy, 2% during the period. However, the weak performance of these holdings made this position a notable detractor (down 56%, versus down 35% for the S&P 500®). Apache (down 52%) and Magnolia Oil & Gas (down 60%) held back Fund performance. The Fund liquidated both positions during the period.

The Fund’s Information Technology holdings performed positively during the period, however they significantly underperformed those of the S&P 500® (up 4%, versus up 16%). The Fund’s relative performance also suffered due to the Fund’s significant underweight position in the top performing sector (13% average weighting, compared with 24% for the S&P 500®).

Raytheon Technologies (down 29%), an Industrials holding formed from the United Technologies and Raytheon merger in April 2020, was an additional detractor from performance due to the pre-merger performance of top ten holding, United Technologies. Didi Chuxing (down 23%), another Industrials holding, was also among the top detractors.

Contributors to Performance
The Fund’s Consumer Discretionary holdings remained as a strong contributor to performance. The Fund benefited from its strong stock selection (up 22%, versus up 7%) and overweight position (17% average weighting, compared with 10%) relative to the S&P 500®. Amazon (up 49%), the second largest holding at the end of the period, representing approximately 9% of net assets, was the top contributor for the period. Prosus (up 24%), Naspers (up 11%), and New Oriental Education & Technology (up 7%) were all additional contributors from this sector.

The Fund also benefited from its position in the Communication Services sector. Alphabet, which is the parent company of Google, was up 6% and Facebook was up 11%. Alphabet was the largest holding at the end of the period, representing approximately 11% of net assets.

The Fund’s Information Technology securities aided the Fund’s absolute performance. Microsoft (up 30%) and Intel (up 1%) were among the top contributors.

Quest Diagnostics (up 8%), a Health Care holding, and Carrier Global (up 32%), an Industrials holding spun off from the aforementioned United Technologies at time of the merger, were also key contributors to performance.

The Fund had approximately a 16% position in foreign securities at the end of the period. These foreign securities outperformed the Fund’s U.S. holdings (down 6%, compared to down 13%).

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2010

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(1.33)%	6.30%	10.02%	5.45%	0.66%	0.66%
Standard & Poor’s 500® Index	7.51%	10.72%	13.98%	5.94%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.82%	Diversified Financials	17.67%	4.51%
Common Stock (Foreign)	13.94%	Media & Entertainment	17.36%	8.78%
Preferred Stock (Foreign)	2.47%	Retailing	14.31%	7.92%
Short-Term Investments	3.83%	Information Technology	13.96%	27.46%
Other Assets & Liabilities	(0.06)%	Banks	12.46%	3.64%
	100.00%	Capital Goods	8.95%	5.51%
		Insurance	4.51%	1.93%
		Health Care	4.10%	14.63%
		Consumer Services	2.99%	1.55%
		Transportation	2.56%	1.73%
		Telecommunication Services	0.66%	2.00%
		Consumer Durables & Apparel	0.33%	1.02%
		Automobiles & Components	0.14%	0.33%
		Other	–	18.99%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Alphabet Inc.*	Media & Entertainment	11.02%
Amazon.com, Inc.	Retailing	8.87%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	6.33%
Facebook, Inc., Class A	Media & Entertainment	5.68%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.54%
Capital One Financial Corp.	Consumer Finance	4.72%
JPMorgan Chase & Co.	Banks	3.97%
Raytheon Technologies Corp.	Capital Goods	3.63%
Carrier Global Corp.	Capital Goods	3.60%
Bank of New York Mellon Corp.	Capital Markets	3.50%
*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During Period* (01/01/20-06/30/20)
Actual	$1,000.00	$883.25	$3.09
Hypothetical	$1,000.00	$1,021.58	$3.32

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.66%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.76%)
COMMUNICATION SERVICES – (17.35%)
Media & Entertainment – (16.71%)
Alphabet Inc., Class A *	5,230	$7,416,402
Alphabet Inc., Class C *	9,053	12,797,411
Facebook, Inc., Class A *	45,920	10,427,054
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	12,968
		30,653,835
Telecommunication Services – (0.64%)
Liberty Global plc, Series C *	54,310	1,168,208
	Total Communication Services	31,822,043
CONSUMER DISCRETIONARY – (17.09%)
Automobiles & Components – (0.13%)
Adient plc *	14,543	238,796
Consumer Durables & Apparel – (0.32%)
Hunter Douglas N.V. (Netherlands)*	10,910	582,608
Consumer Services – (2.87%)
New Oriental Education & Technology Group, Inc., ADR (China)*	40,508	5,275,357
Retailing – (13.77%)
Alibaba Group Holding Ltd., ADR (China)*	23,920	5,159,544
Amazon.com, Inc. *	5,896	16,266,003
Naspers Ltd. - N (South Africa)	13,860	2,547,195
Prosus N.V., Class N (Netherlands)*	13,860	1,292,270
		25,265,012
	Total Consumer Discretionary	31,361,773
FINANCIALS – (33.34%)
Banks – (11.99%)
Danske Bank A/S (Denmark)*	122,220	1,633,892
DBS Group Holdings Ltd. (Singapore)	177,360	2,668,704
JPMorgan Chase & Co.	77,448	7,284,759
U.S. Bancorp	112,410	4,138,936
Wells Fargo & Co.	245,034	6,272,870
		21,999,161
Diversified Financials – (17.01%)
Capital Markets – (3.50%)
Bank of New York Mellon Corp.	166,160	6,422,084
Consumer Finance – (7.97%)
American Express Co.	62,609	5,960,377
Capital One Financial Corp.	138,300	8,656,197
		14,616,574
Diversified Financial Services – (5.54%)
Berkshire Hathaway Inc., Class A *	38	10,157,400
		31,196,058
Insurance – (4.34%)
Life & Health Insurance – (2.11%)
AIA Group Ltd. (Hong Kong)	414,800	3,881,533
Property & Casualty Insurance – (2.23%)
Chubb Ltd.	19,260	2,438,701
Loews Corp.	26,430	906,285

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2020 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	800	$738,536
		4,083,522
		7,965,055
	Total Financials	61,160,274
HEALTH CARE – (3.94%)
Health Care Equipment & Services – (3.94%)
CVS Health Corp.	37,872	2,460,544
Quest Diagnostics Inc.	41,860	4,770,365
	Total Health Care	7,230,909
INDUSTRIALS – (8.61%)
Capital Goods – (8.61%)
Carrier Global Corp.	297,420	6,608,672
Ferguson PLC (United Kingdom)	30,190	2,468,532
Orascom Construction PLC (United Arab Emirates)	13,155	68,953
Raytheon Technologies Corp.	108,005	6,655,268
	Total Industrials	15,801,425
INFORMATION TECHNOLOGY – (13.43%)
Semiconductors & Semiconductor Equipment – (12.35%)
Applied Materials, Inc.	192,250	11,621,513
Intel Corp.	85,910	5,139,995
Texas Instruments Inc.	46,520	5,906,644
		22,668,152
Software & Services – (1.08%)
Microsoft Corp.	9,730	1,980,152
	Total Information Technology	24,648,304
TOTAL COMMON STOCK – (Identified cost $98,132,018)		172,024,728
PREFERRED STOCK – (2.47%)
INDUSTRIALS – (2.47%)
Transportation – (2.47%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	4,522,066
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,522,066
SHORT-TERM INVESTMENTS – (3.83%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $7,035,020 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $7,175,700)	$7,035,000	7,035,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,035,000)		7,035,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2020 (Unaudited)

	Total Investments – (100.06%) – (Identified cost $109,126,597)	$183,581,794
	Liabilities Less Other Assets – (0.06%)	(115,887)
	Net Assets – (100.00%)	$183,465,907

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$183,581,794
Cash	517
Receivables:
Capital stock sold	4,724
Dividends and interest	104,845
Investment securities sold	2,112
Prepaid expenses	2,424
Total assets	183,696,416
LIABILITIES:
Payables:
Capital stock redeemed	98,079
Accrued custodian fees	14,500
Accrued investment advisory fees	93,269
Other accrued expenses	24,661
Total liabilities	230,509
NET ASSETS	$183,465,907
SHARES OUTSTANDING	24,485,359
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.49
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$24,485
Additional paid-in capital	113,858,882
Distributable earnings	69,582,540
Net Assets	$183,465,907

*Including:
Cost of investments	$109,126,597

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$1,430,443
Interest		9,663
Total income		1,440,106
Expenses:
Investment advisory fees (Note 3)	$515,422
Custodian fees	21,468
Transfer agent fees	7,684
Audit fees	11,163
Legal fees	3,778
Accounting fees (Note 3)	4,002
Reports to shareholders	3,934
Directors’ fees and expenses	37,622
Registration and filing fees	25
Miscellaneous	11,573
Total expenses		616,671
Net investment income		823,435
REALIZED & UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(5,615,946)
Foreign currency transactions		(354)
Net realized loss		(5,616,300)
Net decrease in unrealized appreciation		(20,011,917)
Net realized and unrealized loss on investments and foreign currency transactions		(25,628,217)
Net decrease in net assets resulting from operations		$(24,804,782)

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
OPERATIONS:
Net investment income	$823,435	$1,898,761
Net realized gain (loss) from investments and foreign currency transactions	(5,616,300)	6,819,580
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(20,011,917)	47,760,628
Net increase (decrease) in net assets resulting from operations	(24,804,782)	56,478,969
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(13,475,680)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(8,797,437)	(19,942,258)
Total increase (decrease) in net assets	(33,602,219)	23,061,031
NET ASSETS:
Beginning of period	217,068,126	194,007,095
End of period	$183,465,907	$217,068,126

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$31,822,043	$–	$–	$31,822,043
Consumer Discretionary	26,939,700	4,422,073	–	31,361,773
Financials	52,976,145	8,184,129	–	61,160,274
Health Care	7,230,909	–	–	7,230,909
Industrials	13,263,940	2,537,485	–	15,801,425
Information Technology	24,648,304	–	–	24,648,304
Preferred Stock:
Industrials	–	–	4,522,066	4,522,066
Short-term securities	–	7,035,000	–	7,035,000
Total Investments	$156,881,041	$22,178,687	$4,522,066	$183,581,794

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2020. The net decrease in unrealized appreciation during the period on Level 3 securities still held at June 30, 2020 was $(1,388,727). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2020
Investments in Securities:
Preferred Stock	$5,910,793	$–	$(1,388,727)	$–	$–	$4,522,066
Total Level 3	$5,910,793	$–	$(1,388,727)	$–	$–	$4,522,066

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Preferred Stock	$4,522,066	Market Approach	Adjusted Transaction Price	$35.07	Increase
Total Level 3	$4,522,066

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund’s investment. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

At June 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$80,696,324
Unrealized depreciation	(7,962,368)
Net unrealized appreciation	$72,733,956
Aggregate cost	$110,847,838

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2020 were $9,190,684 and $21,793,555, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2020 amounted to $4,002.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2020 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,081,063	–	(2,198,347)	(1,117,284)
Value:	$7,939,701	$–	$(16,737,138)	$(8,797,437)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	710,789	1,581,653	(4,831,023)	(2,538,581)
Value:	$5,726,416	$13,475,680	$(39,144,354)	$(19,942,258)

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2020, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,522,066 or 2.47% of the Fund’s net assets as of June 30, 2020. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2020
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$35.07

NOTE 7 - SIGNIFICANT EVENT

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2020	Year ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.48	$6.89	$10.19	$9.10	$9.62	$11.32
Income (Loss) from Investment Operations:
Net Investment Income	0.03[a]	0.07[a]	0.09[a]	0.07[a]	0.07[a]	0.10
Net Realized and Unrealized Gains (Losses)	(1.02)	2.09	(1.49)	1.99	1.09	0.10
Total from Investment Operations	(0.99)	2.16	(1.40)	2.06	1.16	0.20
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.14)	(0.09)	(0.08)	(0.13)	(0.09)
Distributions from Realized Gains	–	(0.43)	(1.81)	(0.89)	(1.55)	(1.81)
Total Dividends and Distributions	–	(0.57)	(1.90)	(0.97)	(1.68)	(1.90)
Net Asset Value, End of Period	$7.49	$8.48	$6.89	$10.19	$9.10	$9.62
Total Return[b]	(11.67)%	31.17%	(13.60)%	22.63%	11.88%	1.60%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$183,466	$217,068	$194,007	$254,032	$249,343	$321,746
Ratio of Expenses to Average Net Assets:
Gross	0.66%[c]	0.64%	0.64%	0.64%	0.62%	0.62%
Net[d]	0.66%[c]	0.64%	0.64%	0.64%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.88%[c]	0.90%	0.86%	0.72%	0.78%	0.86%
Portfolio Turnover Ratee	5%	8%	23%	12%	18%	27%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2020. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Value Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Lipper Performance Universe Average and Lipper Index over the one-year time period; and underperformed both over the two-, three-, four-, five-, and ten-year time periods; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 17 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 17 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2019. The Fund outperformed the S&P 500® in 3 out of 12 rolling ten-year time periods and the Morningstar U.S. Insurance Large Blend category in 4 out of 12 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2019.
The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2021.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from the inception of the LRMP through March 31, 2020. The report concluded that the LRMP has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2020 (the “period”). The Fund delivered a total return of -27.54%, versus a -3.08% return for the S&P 500®. Only two sectors1 in the S&P 500® reported positive performance during the period; Information Technology (up 16%) and Consumer Discretionary (up 7%). The other strongest, but still negative, performing sector was Communication Services (down less than 1%). The sectors that reported the weakest performance were Energy (down 35%), Financials (down 21%), and Industrials (down 15%). It was a very difficult time for the Financials sector as each of the five industries saw negative performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance).

Detractors from Performance
The Fund’s Bank securities were the most significant detractor2 from absolute performance. U.S. Bancorp3 (down 36%), Wells Fargo (down 51%), JPMorgan Chase (down 31%), DNB ASA (down 29%), and Bank of America (down 32%) were all among the top detractors for the period. With the exception of DNB ASA, each of the other detractors listed above were among the top ten holdings for the Fund at the end of the period. Together, the four securities represented 22.13% of net assets.

Compared to the S&P 500®, the Fund was negatively impacted from its position in Capital Markets securities. The Fund had a significant position in the Capital Markets industry (18% average weighting) and the Fund’s holdings in this industry underperformed those of the S&P 500® (down 20%, compared to down 4%). Bank of New York Mellon (down 22%) was a top detractor.

The Fund’s two Consumer Finance holdings weighed on performance. Capital One Financial (down 39%) and American Express (down 23%) were both among the top detractors. Capital One Financial was the largest holding at the end of the period, representing 6.94% of net assets.

Berkshire Hathaway (down 21%) and Markel (down 19%) were other weak performers during the period.

Contributors to Performance
Only one equity position had a positive return during the period, so the following discussion is largely dedicated to those holdings that had the least detraction from the Fund. Given the down market, the Fund benefited from its position in repurchase agreements. The Fund ended the period with 6.02% of net assets in repurchase agreements.

The Fund’s Bank holdings outperformed those of the S&P 500® (down 34%, versus down 35%). Danske Bank (down 18%), Metro Bank (down 53%), and DBS Group Holdings (down 20%) were among the least detracting securities from performance.

The Fund maintained its position in Alphabet, the parent company of Google. This was the only security that realized a positive return (up 6%) during the period.

A number of Insurance holdings were among the smallest detractors from performance. They included Greenlight Capital (down 36%), Everest (down 24%), Swiss Re (down 26%), and Chubb (down 18%).

Goldman Sachs (down 13%) and State Street (down 18%) from the Capital Markets industry were also among the smallest detractors from performance.

The Fund had approximately an 18% position in foreign securities at the end of the period. The Fund’s non-U.S. holdings outperformed its domestic holdings (down 25%, versus down 28%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2010

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(18.98)%	2.26%	8.36%	4.47%	0.74%	0.74%
Standard & Poor’s 500® Index	7.51%	10.72%	13.98%	5.94%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.56%	Banks	41.70%	3.64%
Common Stock (Foreign)	18.29%	Diversified Financials	39.36%	4.51%
Short-Term Investments	6.02%	Insurance	16.73%	1.93%
Other Assets & Liabilities	0.13%	Media & Entertainment	2.21%	8.78%
	100.00%	Information Technology	–	27.46%
		Health Care	–	14.63%
		Retailing	–	7.92%
		Capital Goods	–	5.51%
		Food, Beverage & Tobacco	–	3.51%
		Utilities	–	3.07%
		Other	–	19.04%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Capital One Financial Corp.	Consumer Finance	6.94%
JPMorgan Chase & Co.	Banks	6.42%
U.S. Bancorp	Banks	6.31%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.27%
Bank of New York Mellon Corp.	Capital Markets	5.88%
American Express Co.	Consumer Finance	5.55%
Markel Corp.	Property & Casualty Insurance	5.50%
Bank of America Corp.	Banks	4.94%
PNC Financial Services Group, Inc.	Banks	4.57%
Wells Fargo & Co.	Banks	4.46%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During Period* (01/01/20-06/30/20)
Actual	$1,000.00	$724.57	$3.17
Hypothetical	$1,000.00	$1,021.18	$3.72

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.74%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (93.85%)
COMMUNICATION SERVICES – (2.07%)
Media & Entertainment – (2.07%)
Alphabet Inc., Class A *	640	$907,552
Alphabet Inc., Class C *	45	63,612
	Total Communication Services	971,164
FINANCIALS – (91.78%)
Banks – (39.14%)
Bank of America Corp.	97,440	2,314,200
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	54,120	1,319,987
Danske Bank A/S (Denmark)*	56,730	758,392
DBS Group Holdings Ltd. (Singapore)	107,651	1,619,805
DNB ASA (Norway)	146,330	1,953,138
JPMorgan Chase & Co.	32,000	3,009,920
Metro Bank PLC (United Kingdom)*	139,120	180,411
PNC Financial Services Group, Inc.	20,370	2,143,128
U.S. Bancorp	80,340	2,958,119
Wells Fargo & Co.	81,770	2,093,312
		18,350,412
Diversified Financials – (36.94%)
Capital Markets – (18.18%)
Bank of New York Mellon Corp.	71,320	2,756,518
Charles Schwab Corp.	33,890	1,143,449
Goldman Sachs Group, Inc.	5,050	997,981
Julius Baer Group Ltd. (Switzerland)	48,014	2,016,471
State Street Corp.	25,310	1,608,450
		8,522,869
Consumer Finance – (12.49%)
American Express Co.	27,320	2,600,864
Capital One Financial Corp.	52,040	3,257,184
		5,858,048
Diversified Financial Services – (6.27%)
Berkshire Hathaway Inc., Class A *	11	2,940,300
		17,321,217
Insurance – (15.70%)
Property & Casualty Insurance – (10.42%)
Chubb Ltd.	10,566	1,337,867
Loews Corp.	28,230	968,007
Markel Corp. *	2,795	2,580,260
		4,886,134
Reinsurance – (5.28%)
Alleghany Corp.	1,780	870,669
Everest Re Group, Ltd.	2,620	540,244
Greenlight Capital Re, Ltd., Class A *	51,500	335,780

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	9,400	$728,825
			2,475,518
			7,361,652
		Total Financials	43,033,281
		TOTAL COMMON STOCK – (Identified cost $38,015,691)	44,004,445
SHORT-TERM INVESTMENTS – (6.02%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $2,824,008 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $2,880,480)	$2,824,000	2,824,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,824,000)	2,824,000
	Total Investments – (99.87%) – (Identified cost $40,839,691)		46,828,445
	Other Assets Less Liabilities – (0.13%)		61,584
		Net Assets – (100.00%)	$46,890,029

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$46,828,445
Cash	673
Receivables:
Capital stock sold	3,983
Dividends and interest	107,357
Prepaid expenses	745
Total assets	46,941,203
LIABILITIES:
Payables:
Capital stock redeemed	930
Accrued audit fees	8,589
Accrued custodian fees	6,750
Accrued investment advisory fees	24,463
Other accrued expenses	10,442
Total liabilities	51,174
NET ASSETS	$46,890,029
SHARES OUTSTANDING	4,805,169
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.76
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,805
Additional paid-in capital	37,400,820
Distributable earnings	9,484,404
Net Assets	$46,890,029

*Including:
Cost of investments	$40,839,691

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$647,019
Interest		2,917
Total income		649,936
Expenses:
Investment advisory fees (Note 3)	$141,643
Custodian fees	9,489
Transfer agent fees	5,626
Audit fees	9,988
Legal fees	1,030
Accounting fees (Note 3)	1,002
Reports to shareholders	1,328
Directors’ fees and expenses	11,362
Registration and filing fees	8
Miscellaneous	8,202
Total expenses		189,678
Net investment income		460,258
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,514,813
Foreign currency transactions		(2,067)
Net realized gain		2,512,746
Net decrease in unrealized appreciation		(20,962,276)
Net realized and unrealized loss on investments and foreign currency transactions		(18,449,530)
Net decrease in net assets resulting from operations		$(17,989,272)

*Net of foreign taxes withheld of		$10,505

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
OPERATIONS:
Net investment income	$460,258	$1,020,596
Net realized gain from investments and foreign currency transactions	2,512,746	3,679,471
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(20,962,276)	10,080,158
Net increase (decrease) in net assets resulting from operations	(17,989,272)	14,780,225
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(4,988,150)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(3,111,644)	(3,492,865)
Total increase (decrease) in net assets	(21,100,916)	6,299,210
NET ASSETS:
Beginning of period	67,990,945	61,691,735
End of period	$46,890,029	$67,990,945

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$971,164	$–	$–	$971,164
Financials	35,776,239	7,257,042	–	43,033,281
Short-term securities	–	2,824,000	–	2,824,000
Total Investments	$36,747,403	$10,081,042	$–	$46,828,445

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

At June 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$11,110,950
Unrealized depreciation	(5,133,006)
Net unrealized appreciation	$5,977,944
Aggregate cost	$40,850,501

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors’ deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2020 were $2,619,835 and $6,871,575, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2020 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2020 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	616,273	–	(857,906)	(241,633)
Value:	$5,989,695	$–	$(9,101,339)	$(3,111,644)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	411,803	370,591	(1,078,833)	(296,439)
Value:	$5,328,587	$4,988,150	$(13,809,602)	$(3,492,865)

NOTE 5 - SIGNIFICANT EVENT

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2020	Year ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.47	$11.55	$15.50	$14.03	$13.31	$14.98
Income (Loss) from Investment Operations:
Net Investment Income	0.10	0.22	0.21	0.12	0.14	0.13
Net Realized and Unrealized Gains (Losses)	(3.81)	2.77	(1.89)	2.89	1.76	0.20
Total from Investment Operations	(3.71)	2.99	(1.68)	3.01	1.90	0.33
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.21)	(0.20)	(0.12)	(0.14)	(0.14)
Distributions from Realized Gains	–	(0.86)	(2.07)	(1.42)	(1.04)	(1.86)
Total Dividends and Distributions	–	(1.07)	(2.27)	(1.54)	(1.18)	(2.00)
Net Asset Value, End of Period	$9.76	$13.47	$11.55	$15.50	$14.03	$13.31
Total Return[a]	(27.54)%	25.86%	(10.67)%	21.42%	14.25%	2.01%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$46,890	$67,991	$61,692	$75,378	$69,765	$67,541
Ratio of Expenses to Average Net Assets:
Gross	0.74%[b]	0.70%	0.69%	0.72%	0.70%	0.68%
Net[c]	0.74%[b]	0.70%	0.69%	0.72%	0.65%	0.68%
Ratio of Net Investment Income to Average Net Assets	1.79%[b]	1.58%	1.31%	0.75%	1.04%	0.82%
Portfolio Turnover Rate[d]	5%	6%	23%	14%	12%	12%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2020. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Financial Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, ten-year, and since inception time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the “Performance Universe Average”). The report indicated that the Fund outperformed the Lipper Performance Universe Average over the two-, three-, five-, and ten-year time periods and underperformed the Lipper Performance Universe Average over the one- and four-year time periods; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 17 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 12 out of 17 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2019. The Fund outperformed the S&P 500® in 1 out of 12 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 12 out of 12 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2019.
The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2021.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from the inception of the LRMP through March 31, 2020. The report concluded that the LRMP has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio slightly underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2020 (the “period”). The Fund delivered a total return of -18.28%, versus a -17.89% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Specialized REITs (up 8%) and Industrial REITs (up 3%). The other strongest, but still negative, performing sub-industry was Residential REITs (down 17%). Those sub-industries that reported the weakest performance were Hotel & Resort REITs (down 49%), Hotels, Resorts & Cruise Lines (down 44%), and Retail REITs (down 43%).

Detractors from Performance
The Fund’s Office REITs securities slightly underperformed2 those of the Wilshire Index (down 26%, versus down 25%). The Fund was also overweight (18% average weighting, versus 14%) in this sub-industry. Hudson Pacific Properties3 (down 32%), Boston Properties (down 33%), and Vornado Realty Trust (down 41%) were all among the top detractors.

Residential REITs were a strong detractor from performance, with four of the top ten detractors coming from this sub-industry. AvalonBay Communities (down 25%), Equity Residential (down 26%), Essex Property Trust (down 22%), and American Campus Communities (down 24%) were each among the top detractors. AvalonBay Communities, a top ten holding, was the second leading detractor during the period, representing 3.18% of net assets at the end of the period. The Fund’s Residential REITs were down 21%, compared to down 17% for the Wilshire Index.

Host Hotels & Resorts was down 41% during the period, making it one of the top detractors. Also among the top detractors were two Retail REITs holdings, Simon Property Group (down 53%) and Acadia Realty Trust (down 49%).

Contributors to Performance
Only one sub-industry realized a positive contribution to the Fund’s absolute performance during the period. Specialized REITs were up 6% and six of the top ten contributors came from this sub-industry. This represented the largest sub-industry position during the period with an average weighting of 23%. Top contributors included Equinix (up 21%), Digital Realty Trust (up 21%), Crown Castle International (up 20%), CyrusOne (up 13%), CoreSite Realty (up 10%), and EPR Properties (up 11%). EPR Properties was a new acquisition during the period.

Given the down market, the Fund benefited from its position in repurchase agreements. The Fund ended the period with 5.50% of net assets in repurchase agreements.

The remaining contributors to the portfolio were stock specific. They included Prologis (up 6%) from the Industrial REITs sub-industry, Sun Communities (up 12%) and American Homes 4 Rent (up 15%) from the Residential REITs sub-industry, and Liberty Property Trust (up 3%) from the Diversified REITs sub-industry. The Fund no longer owns Sun Communities and Liberty Property Trust merged into Prologis in February 2020.

While the Fund’s positions in Health Care REITs were an absolute detractor, the Fund did benefit compared to the Wilshire Index on account of its underweighting in this sub-industry (7% average weighting, compared to 11% for the Wilshire Index).

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2020, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2010

Average Annual Total Return for periods ended June 30, 2020

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(13.41)%	4.54%	8.11%	7.50%	1.04%	1.00%
Standard & Poor’s 500® Index	7.51%	10.72%	13.98%	5.94%
Wilshire U.S. Real Estate Securities Index	(12.39)%	4.20%	9.34%	9.17%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2020 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/20 Net Assets)		(% of 06/30/20 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	94.03%	Specialized REITs	26.45%	24.45%
Preferred Stock	0.29%	Residential REITs	17.38%	21.55%
Short-Term Investments	5.50%	Office REITs	16.73%	12.78%
Other Assets & Liabilities	0.18%	Industrial REITs	15.85%	15.52%
	100.00%	Retail REITs	10.73%	8.75%
		Health Care REITs	8.72%	10.81%
		Hotel & Resort REITs	4.14%	2.94%
		Diversified REITs	–	2.71%
		Real Estate Operating Companies	–	0.29%
		Hotels, Resorts & Cruise Lines	–	0.20%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/20 Net Assets)

Prologis, Inc.	Industrial REITs	6.63%
Equinix, Inc.	Specialized REITs	5.62%
Public Storage	Specialized REITs	4.02%
Rexford Industrial Realty, Inc.	Industrial REITs	3.87%
Terreno Realty Corp.	Industrial REITs	3.77%
Welltower Inc.	Health Care REITs	3.75%
Alexandria Real Estate Equities, Inc.	Office REITs	3.70%
Essex Property Trust, Inc.	Residential REITs	3.62%
Simon Property Group, Inc.	Retail REITs	3.24%
AvalonBay Communities, Inc.	Residential REITs	3.18%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/20)	Ending Account Value (06/30/20)	Expenses Paid During Period* (01/01/20-06/30/20)
Actual	$1,000.00	$817.22	$4.52
Hypothetical	$1,000.00	$1,019.89	$5.02

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.03%)
REAL ESTATE – (94.03%)
Equity Real Estate Investment Trusts (REITs) – (94.03%)
Health Care REITs – (8.22%)
Healthpeak Properties, Inc.	9,340	$257,410
Ventas, Inc.	6,560	240,227
Welltower Inc.	8,070	417,623
		915,260
Hotel & Resort REITs – (3.91%)
Host Hotels & Resorts Inc.	24,680	266,297
Sunstone Hotel Investors, Inc.	20,710	168,787
		435,084
Industrial REITs – (14.95%)
EastGroup Properties, Inc.	640	75,910
Prologis, Inc.	7,903	737,587
Rexford Industrial Realty, Inc.	10,390	430,458
Terreno Realty Corp.	7,980	420,067
		1,664,022
Office REITs – (15.78%)
Alexandria Real Estate Equities, Inc.	2,540	412,115
Boston Properties, Inc.	2,940	265,717
Cousins Properties, Inc.	8,255	246,247
Douglas Emmett, Inc.	7,260	222,591
Highwoods Properties, Inc.	2,890	107,884
Hudson Pacific Properties, Inc.	12,680	319,029
SL Green Realty Corp.	1,620	79,850
Vornado Realty Trust	2,690	102,785
		1,756,218
Residential REITs – (16.39%)
American Campus Communities, Inc.	7,070	247,167
American Homes 4 Rent, Class A	6,590	177,271
AvalonBay Communities, Inc.	2,290	354,126
Camden Property Trust	3,350	305,587
Equity Residential	5,730	337,039
Essex Property Trust, Inc.	1,760	403,339
		1,824,529
Retail REITs – (10.12%)
Acadia Realty Trust	10,787	140,015
Brixmor Property Group, Inc.	23,900	306,398
Federal Realty Investment Trust	2,270	193,427
Retail Opportunity Investments Corp.	11,075	125,480
Simon Property Group, Inc.	5,280	361,046
		1,126,366
Specialized REITs – (24.66%)
CoreSite Realty Corp.	1,600	193,696
Crown Castle International Corp.	2,040	341,394
CyrusOne Inc.	4,500	327,375
Digital Realty Trust, Inc.	1,950	277,114
Equinix, Inc.	890	625,047

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Extra Space Storage Inc.	2,110	$194,901
	Jernigan Capital, Inc.	12,250	167,580
	Life Storage, Inc.	1,800	170,910
	Public Storage	2,330	447,104
			2,745,121
		Total Real Estate	10,466,600
	TOTAL COMMON STOCK – (Identified cost $9,934,722)		10,466,600
PREFERRED STOCK – (0.29%)
REAL ESTATE – (0.29%)
Equity Real Estate Investment Trusts (REITs) – (0.29%)
	Specialized REITs – (0.29%)
	EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	1,880	32,129
	TOTAL PREFERRED STOCK – (Identified cost $26,955)		32,129
SHORT-TERM INVESTMENTS – (5.50%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.10%, 07/01/20, dated 06/30/20, repurchase value of $612,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/02/20-06/01/51, total market value $624,240)	$612,000	612,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $612,000)		612,000
	Total Investments – (99.82%) – (Identified cost $10,573,677)		11,110,729
	Other Assets Less Liabilities – (0.18%)		19,916
	Net Assets – (100.00%)		$11,130,645

(a)	Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$11,110,729
Cash	856
Receivables:
Capital stock sold	8,420
Dividends and interest	39,515
Prepaid expenses	164
Due from Adviser	500
Total assets	11,160,184
LIABILITIES:
Payables:
Capital stock redeemed	1,857
Accrued audit fees	8,001
Accrued custodian fees	3,589
Accrued directors’ fees and expenses	1,612
Accrued investment advisory fees	7,540
Other accrued expenses	6,940
Total liabilities	29,539
NET ASSETS	$11,130,645
SHARES OUTSTANDING	877,606
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$12.68
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$878
Additional paid-in capital	10,918,359
Distributable earnings	211,408
Net Assets	$11,130,645

*Including:
Cost of investments	$10,573,677

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$205,654
Interest		1,420
Total income		207,074
Expenses:
Investment advisory fees (Note 3)	$33,412
Custodian fees	4,696
Transfer agent fees	3,483
Audit fees	9,400
Legal fees	246
Accounting fees (Note 3)	1,002
Reports to shareholders	6
Directors’ fees and expenses	3,987
Registration and filing fees	1
Excise tax expense (Note 1)	202
Miscellaneous	6,565
Total expenses		63,000
Reimbursement of expenses by Adviser (Note 3)		(2,250)
Net expenses		60,750
Net investment income		146,324
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(606,094)
Foreign currency transactions		77
Net realized loss		(606,017)
Net decrease in unrealized appreciation		(2,248,072)
Net realized and unrealized loss on investments and foreign currency transactions		(2,854,089)
Net decrease in net assets resulting from operations		$(2,707,765)

*Net of foreign taxes withheld of		$59

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
OPERATIONS:
Net investment income	$146,324	$266,936
Net realized gain (loss) from investments and foreign currency transactions	(606,017)	334,007
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(2,248,072)	2,583,315
Net increase (decrease) in net assets resulting from operations	(2,707,765)	3,184,258
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(114,509)	(604,726)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(460,760)	(729,552)
Total increase (decrease) in net assets	(3,283,034)	1,849,980
NET ASSETS:
Beginning of period	14,413,679	12,563,699
End of period	$11,130,645	$14,413,679

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$10,466,600	$–	$–	$10,466,600
Preferred Stock:
Real Estate	32,129	–	–	32,129
Short-term securities	–	612,000	–	612,000
Total Investments	$10,498,729	$612,000	$–	$11,110,729

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. The Fund incurred a 2019 excise tax liability of $202 during the six months ended June 30, 2020. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2016.

At June 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$1,891,912
Unrealized depreciation	(1,376,339)
Net unrealized appreciation	$515,573
Aggregate cost	$10,595,156

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2020 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2020 were $2,337,071 and $2,784,755, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the six months ended June 30, 2020, such reimbursements amounted to $2,250.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2020 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2020 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	51,532	9,856	(102,484)	(41,096)
Value:	$743,967	$114,509	$(1,319,236)	$(460,760)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	94,238	38,912	(179,121)	(45,971)
Value:	$1,454,859	$604,726	$(2,789,137)	$(729,552)

NOTE 5 - SIGNIFICANT EVENT

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

14

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2020	Year ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.69	$13.02	$14.85	$14.36	$13.31	$13.31
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.16	0.28	0.30	0.22	0.18	0.14
Net Realized and Unrealized Gains (Losses)	(3.04)	3.06	(1.01)	0.96	1.11	0.08
Total from Investment Operations	(2.88)	3.34	(0.71)	1.18	1.29	0.22
Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.15)	(0.41)	(0.18)	(0.24)	(0.22)
Distributions from Realized Gains	–	(0.52)	(0.71)	(0.51)	–	–
Total Dividends and Distributions	(0.13)	(0.67)	(1.12)	(0.69)	(0.24)	(0.22)
Net Asset Value, End of Period	$12.68	$15.69	$13.02	$14.85	$14.36	$13.31
Total Return[b]	(18.28)%	25.74%	(4.82)%	8.25%	9.70%	1.65%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,131	$14,414	$12,564	$15,602	$17,855	$17,921
Ratio of Expenses to Average Net Assets:
Gross	1.04%[c]	0.97%	1.00%	0.93%	0.87%	0.85%
Net[d]	1.00%[c]	0.97%	1.00%	0.93%	0.74%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.41%[c]	1.83%	2.07%	1.50%	1.29%	1.02%
Portfolio Turnover Ratee	20%	15%	40%	22%	55%	95%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2020. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Real Estate Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees’, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Real Estate Portfolio outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (“Wilshire U.S. RESI”), over the three- and five-year time periods, and underperformed it over the one-, ten-year, and since inception time periods, all periods ended February 29, 2020.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Lipper Performance Universe Average and Lipper Index over the two-, three-, four-, and five-year time periods; and underperformed both over the one- and ten-year time periods; all periods ended December 31, 2019.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 2 out of 17 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 5 out of 17 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2019. The Fund underperformed the Wilshire U.S. RESI in all 12 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in only one of the 12 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2019.
The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2021.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from the inception of the LRMP through March 31, 2020. The report concluded that the LRMP has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2020

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 14, 2020